Note 5 - Warehouse Fund Assets - Warehouse Fund Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Warehouse fund assets	$ 110,779	$ 44,492
Warehouse fund assets - non-current	94,334	47,536
Total warehouse fund assets	205,113	92,028
Liabilities related to warehouse fund assets	86,344	0
Liabilities related to warehouse fund assets - non-current	14,103	47,536
Total liabilities related to warehouse fund assets	100,447	47,536
Net warehouse fund assets	$ 104,666	$ 44,492